SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Oct. 31, 2020	Oct. 31, 2019	Jun. 01, 2021	May 19, 2020	May 18, 2020	Nov. 02, 2018
FDIC limits per institutions	$ 250,000		$ 250,000				$ 250,000
Revenue			2,563,516	$ 1,305,178			3,055,776	$ 1,702,271
Cost of revenues			304,492	196,998			398,606	300,837
Bad debt expense	0	$ 0	0	0			340	10,635
Research and Development Expense	$ 234,300	$ 33,600	$ 896,200	$ 105,800			$ 233,526	$ 54,863
Corporate tax rate							21.00%
Common stock, shares authorized	2,500,000,000		2,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000	2,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,095,469,695		1,095,469,695		502,936,805		939,942,783	502,936,805	1,102,436,005
Common stock, shares outstanding	1,095,469,695		1,095,469,695		502,936,805		939,942,783	502,936,805	1,102,436,005
ROU asset	$ 319,461		$ 319,461		$ 22,813		$ 105,355	$ 22,813				$ 55,777
Operating lease obligation							$ 105,355					$ 55,777
Minimum [Member]
Property and equipment estimated useful lives			3 years				3 years
Maximum [Member]
Property and equipment estimated useful lives			15 years				15 years
First Supplier [Member]
Concentration credit risk percentage					56.00%	31.00%	85.60%
Cost of revenues					$ 61,000	$ 29,000	$ 179,000
Second Supplier [Member]
Concentration credit risk percentage					44.00%	69.00%	14.40%
Cost of revenues					$ 47,500	$ 65,000	$ 30,000
Sales Revenue, Net [Member] | One Customer [Member]
Revenue								$ 206,400
Concentration credit risk percentage								12.20%
Common Shares Issuable Upon Exercise of Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	9,500,000	7,500,000	9,500,000	7,500,000			9,500,000	4,529,371